Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	$ 2,430,942	¥ 16,263,248	¥ 16,197,819	¥ 13,643,195
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	2,416,464	16,166,390	16,098,876	13,535,410
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	14,478	96,858	98,943	107,785
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	2,409,515	16,119,896	16,090,726	13,460,634
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	21,427	143,352	107,093	182,561
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	737,573	4,934,435	5,182,930	3,813,500
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	827,665	5,537,164	5,620,202	5,213,373
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	370,929	2,481,554	2,147,728	1,724,616
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	480,297	3,213,237	3,148,016	2,783,921
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers	$ 14,478	96,858	98,943	107,785
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		16,210,467	16,140,622	13,576,842
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		16,166,390	16,098,876	13,535,410
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		44,077	41,746	41,432
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		16,119,896	16,073,461	13,436,629
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		90,571	67,161	140,213
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		4,934,435	5,182,930	3,813,500
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		5,537,164	5,620,202	5,213,373
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		2,481,554	2,147,728	1,724,616
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		3,213,237	3,148,016	2,783,921
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		44,077	41,746	41,432
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		52,781	57,197	66,353
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		52,781	57,197	66,353
HL Global Enterprises Limited segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers			17,265	24,005
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		52,781	39,932	42,348
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contract with customers		¥ 52,781	¥ 57,197	¥ 66,353